Financial Instruments From Acquisition of Interests - Summary of Breakdown of Contingent Assets And Liabilities And Related Derivative Instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments From Acquisition of Interests
Derivative financial assets	R$ 35,946	R$ 26,630
Derivative financial assets, Current	3,794
Derivative financial assets, Non-current	32,152	26,630
Derivative financial liabilities	(33,940)	(25,097)
Derivative financial liabilities, Current		(51)
Derivative financial liabilities, Non-current	(33,940)	(25,046)
Escola de Aplicacao Sao Jose dos Campos Ltda.
Financial Instruments From Acquisition of Interests
Derivative financial liabilities		(54)
WPensar S.A.
Financial Instruments From Acquisition of Interests
Derivative financial assets	3,794	3,284
Derivative financial liabilities	(2,314)	(3,006)
Geekie Desenvolvimento de Softwares S.A.
Financial Instruments From Acquisition of Interests
Derivative financial assets	32,152	23,346
Derivative financial liabilities	R$ (31,626)	R$ (22,037)